EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2023	2022	2021
Net income	112,268	461,847	527,218

(in thousands)	2023	2022	2021
Weighted average number of shares outstanding - basic	199,924	200,685	192,355
Dilutive impact of stock options	557	503	615
Weighted average number of shares outstanding - diluted	200,481	201,188	192,970